RELATED PARTIES (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 08, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Jun. 29, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Purchase of grains		$ 26,936,000	$ 53,994,000
Account payable due		4,364				$ 5,545
Share based compensation expense		135,000	$ 386,000
Total outstanding consideration payable		9,960,000				9,480,000
Transaction cost		$ 15,700
Non-Consolidated Equity Method Investee [Member]
Related Party Transaction [Line Items]
Non-consolidated equity method investee, precentage		25.00%			45.00%
Two Majority Ownership Subsidiaries [Member]
Related Party Transaction [Line Items]
Ownership interests subsidiaries, precentage		51.00%
Lighthouse Capital Limited [Member]
Related Party Transaction [Line Items]
Consideration paid for business combination				$ 8,000,000
Interest accruing rate	8.00%
Total outstanding consideration payable		$ 9,960,000				9,480,000
Non Executive Members [Member]
Related Party Transaction [Line Items]
Share based compensation expense		63,000
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables		1,190,000				1,195,000
Loan from related party		$ 2,988,000				$ 7,715,000